UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from May 1, 2014 to May 31, 2014

Commission File Number of issuing entity: 333-146701-06

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2010-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-146701

AFS SENSUB CORP.

(Exact name of depositor as specified in its charter)

AMERICREDIT FINANCIAL SERVICES, INC.

(Exact name of sponsor as specified in its charter)

Delaware	27-6496109
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o AmeriCredit Financial Services, Inc. 801 Cherry Street, Suite 3500 Fort Worth, TX 76102	76102
(Address of principal executive offices of issuing entity)	(Zip Code)

(817) 302-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒
Class A-2	☐	☐	☒
Class A-3	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1

The record date for distributions described in Exhibit 99.1 was May 31, 2014.

No assets securitized by AmeriCredit Financial Services, Inc. (the “Securitizer”) and held by AmeriCredit Automobile Receivables Trust 2010-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from May 1, 2014 to May 31, 2014.

The Securitizer (CIK # 0001002761) filed Form ABS-15G on February 14, 2014.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Significant Enhancement.

The consolidated financial statements of Assured Guaranty LTD and its subsidiaries (“AGM”) are incorporated herein by reference from the Quarterly Report on Form 10-Q filed by Assured Guaranty LTD (File No. 001-32141) with the SEC on May 9, 2014. You should be aware that any such financial statements may be modified or superseded by a document filed with the SEC at a later date.

ITEM 8 – Other Information.

None

ITEM 9 – Exhibits

(a)	Documents filed as part of this report:

99.1	Monthly Servicer’s Certificate

99.2	Copy of the consolidated financial statements of Assured Guaranty LTD and its subsidiaries (incorporated by reference from the Quarterly Report on Form 10-Q filed by Assured Guaranty LTD (File No. 001-32141) with the SEC on May 9, 2014.)

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2010-A

(Issuing Entity)

Dated: June 10, 2014

By:	AmeriCredit Financial Services, Inc., as Servicer

By:	/s/ Chris A. Choate
Name:	Chris A. Choate
Title:	Executive Vice President,
Chief Financial Officer and Treasurer

EXHIBIT INDEX

EXHIBIT	DESCRIPTION

99.1	Monthly Servicer’s Certificate

99.2	Copy of the consolidated financial statements of Assured Guaranty LTD and its subsidiaries (incorporated by reference from the Quarterly Report on Form 10-Q filed by Assured Guaranty LTD (File No. 001-32141) with the SEC on May 9, 2014.)